Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash		$ 44,000	$ 191,000	$ 142,000
Other receivables				45,000
Prepaid expenses and other current assets		209,000	69,000	146,000
Cash and marketable securities held in Trust Account		661,012
Total current assets		253,000	260,000	333,000
Cash and marketable securities held in Trust Account		1,274,549
Property and equipment, net				2,000
Deferred offering costs		4,136,000	2,757,000	1,527,000
Other non-current assets		55,000	56,000	31,000
Total assets		4,444,000	3,073,000	1,893,000
Current liabilities:
Accounts payable		6,884,000	4,954,000	3,993,000
Accrued liabilities		4,299,000	3,968,000	2,351,000
Convertible debt payable		49,971,000	45,921,000	38,185,000
Promissory notes		940,000	910,000	849,000
PPP loan		1,383,000	1,376,000	1,362,000
Total current liabilities		63,477,000	57,129,000	46,740,000
Total liabilities		63,477,000	57,129,000	46,740,000
Commitments and contingencies (Note 6)
Convertible Preferred Stock:
Total convertible preferred stock		65,149,000	65,149,000	65,149,000
Stockholders’ deficit:
Common stock, value
Additional paid-in-capital		5,840,000	5,753,000	5,732,000
Accumulated deficit		(130,022,000)	(124,958,000)	(115,728,000)
Total stockholders’ deficit		(124,182,000)	(119,205,000)	(109,996,000)
Total liabilities, convertible preferred stock and stockholders’ deficit		4,444,000	3,073,000	1,893,000
Northview Acquisition Corporation
Current assets:
Cash			16,204	4,519
Restricted cash		1,751
Prepaid expenses and other current assets			14,166	6,750
Prepaid income taxes		9,504	30,492
Prepaid franchise tax		15,600
Cash and marketable securities held in Trust Account		661,012		1,565,078
Total current assets		687,867	60,862	1,576,347
Cash and marketable securities held in Trust Account		1,274,549	8,330,835	9,308,328
Total assets		1,962,416	8,391,697	10,884,675
Current liabilities:
Accounts payable and accrued expenses		1,744,538	684,483	449,114
Advance from Profusa		1,299,040	791,407
Excise tax payable		1,952,662	1,880,944	1,864,106
Common stock to be redeemed	[1]			1,565,078
Income tax payable				49,061
Convertible promissory note – related party		10,288,111	8,908,052	944,118
Securities purchase agreement		193,878
Due to redeeming stockholders		661,012
Due to related party		41,180	50,000	50,000
Total current liabilities		16,180,421	12,314,886	4,921,477
Deferred tax liability				13,661
Warrant liabilities		6,961,700	696,170	156,639
Total liabilities		23,142,121	13,011,056	5,091,777
Commitments and contingencies (Note 6)
Stockholders’ deficit:
Preferred stock, value
Common stock, value		519	519	519
Accumulated deficit		(22,510,739)	(12,957,266)	(3,459,829)
Total stockholders’ deficit		(22,510,220)	(12,956,747)	(3,459,310)
Total liabilities, convertible preferred stock and stockholders’ deficit		1,962,416	8,391,697	10,884,675
Series A convertible preferred stock
Convertible Preferred Stock:
Convertible preferred stock, value		5,231,000	5,231,000	5,231,000
Series B convertible preferred stock
Convertible Preferred Stock:
Convertible preferred stock, value		13,701,000	13,701,000	13,701,000
Series C/C-1 convertible preferred stock
Convertible Preferred Stock:
Convertible preferred stock, value		46,217,000	46,217,000	46,217,000
Common stock subject to possible redemption | Northview Acquisition Corporation
Convertible Preferred Stock:
Convertible preferred stock, value		$ 1,330,515	$ 8,337,388	$ 9,252,208

[1]	In connection with the special meeting of stockholders to vote on extending the Combination Period, on December 21, 2023, 140,663 shares of the Company’s common stock were redeemed at a per share price of $11.13. In January 2024, $1,565,078 was paid from the Trust Account to redeeming stockholders in connection with the extension. As a result, the Company has recorded a liability of $1,565,078 as common stock to be redeemed and reduced common stock subject to possible redemption as of December 31, 2023 on the consolidated balance sheet.